Shareholders' equity	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' equity

13. Shareholders’ equity

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2019	43,443,911	3,420	314,565	317,985
Issuance of shares - EIP 2013	261,984	21	2,696	2,717
Issuance of shares - ATM program	691,133	56	3,498	3,554
Share issuance costs	—	—	(130)	(130)
Exercise of stock-options - EIP 2017	26,420	2	326	328
December 31, 2019	44,423,448	3,499	320,955	324,454

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2020	44,423,448	3,499	320,955	324,454
Issuance of shares - EIP 2013	168,641	15	2,065	2,080
Issuance of shares - Underwritten offering	6,964,592	591	19,408	19,999
Issuance of shares - ATM program	5,995,897	469	16,437	16,906
Share issuance costs	—	—	(2,043)	(2,043)
December 31, 2020	57,552,578	4,574	356,822	361,396

Share capital and share premium

As at December 31, 2020, the total outstanding share capital of USD 4.6 million, fully paid, consists of 57,552,578 common shares, excluding 3,608,281 treasury shares. As at December 31, 2019, the total outstanding share capital of USD 3.5 million, fully paid, consisted of 44,423,448 common shares, excluding 168,641 non-vested shares and 3,975,516 treasury shares. All shares have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

In July 2019, the Company issued 3,064,048 common shares at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by the Group, and were initially held as treasury shares, hence the operation did not impact the share capital.

During the year ended December 31, 2019, the Company sold a total of 691,133 treasury shares at an average price of USD 5.14 per share, as part of its ATM program initiated in May 2018. These multiple daily transactions generated total gross proceeds of USD 3.6 million. Directly related share issuance costs of USD 0.1 million were recorded as a deduction in equity.

During the year ended December 31, 2020, the Company sold a total of 5,995,897 treasury shares at an average price of USD 2.82 per share, as part of its ATM program. These multiple daily transactions generated total gross proceeds of USD 16.9 million. Directly related share issuance costs of USD 0.5 million were recorded as a deduction in equity.

In April 2020 and September 2020, the Company issued 3,308,396 and 2,320,266 common shares, respectively, at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by a wholly-owned subsidiary of the Company and listed on the SIX Swiss Exchange accordingly. The shares were initially held as treasury shares, hence the operation did not impact the outstanding share capital.

In September 2020, the Company completed an underwritten offering of 6,448,240 units at an effective price of USD 2.869 per unit, with each unit comprised of one common share (or pre-funded warrant) and one 15-month purchase warrant to purchase one common share at an exercise price of USD 3.43 per share. In addition to the securities being sold in the underwritten offering, the Company’s former Chief Executive Officer purchased 516,352 units at an effective price of USD 2.905 per unit, with each unit comprised of one common share and one 15-month purchase warrant to purchase one common share at an exercise price of USD 3.43 per share, in a concurrent private placement. The net proceeds from the offering and the concurrent private placement, including exercise of pre-funded warrants, were USD 20.0 million, after deducting underwriting discounts, commissions and other offering expenses paid by the Company. As of December 31, 2020, none of the 15-month purchase warrants have been exercised.

Equity incentive plans

In 2020, the Company issued 168,641 common shares (2019: 261,984) under its 2013 EIP (see note 20). All shares issued under the 2013 EIP have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

Authorized share capital

The authorized share capital that is not outstanding is as follows:

	As at December 31,
Number of shares	2020	2019
Authorized share capital	17,611,372	19,681,753